Annual
                                                            Report
                                                SEPTEMBER 30, 2000


                                                       [TIP TURNER LOGO OMITTED]




                                          --------------------------------------
                                               TIP Target Select Equity Fund
                                          --------------------------------------

CONTENTS
--------------------------------------------------------------------------------

2   Total Returns and Fund Investment Review
4   Schedule of Investments
6   Statement of Assets and Liabilities
7   Statement of Operations
8   Statement of Changes in Net Assets
9   Financial Highlights
10  Notes to Financial Statements
14  Report of Independent Auditors
15  Notice to Shareholders


TIP FUNDS
--------------------------------------------------------------------------------

     The TIP Funds offer the TIP Target Select Equity Fund, a no-load mutual fund for individual and institutional investors. The minimum initial investment in the TIP Target Select Equity Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts. The minimum amount for subsequent investments is $50.
     TURNER INVESTMENT PARTNERS, INC., based in Berwyn, Pennsylvania, serves as the investment adviser to the fund. The firm, founded in 1990, invests in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions.
     Along with Turner, CLOVER CAPITAL MANAGEMENT COMPANY, INC., and PENN CAPITAL MANAGEMENT COMPANY, INC. currently serve as sub-advisers to the TIP Target Select Equity Fund. Clover Capital Management, based in Pittsford, New York, was founded in 1984. Michael Edward Jones, managing director and one of the firm's founders, will manage the portion of the fund's assets entrusted to Clover. As of September 30, 2000, Clover is not managing any assets of the fund.
     PENN CAPITAL MANAGEMENT COMPANY, based in Cherry Hill, New Jersey, was founded in 1987. The firm was founded by Richard A. Hocker, who is the chief investment officer and the portfolio manager of the portion of the fund's assets managed by Penn Capital.

SHAREHOLDER SERVICES
--------------------
     The TIP Funds shareholders receive annual and semiannual reports and monthly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312. Or they may write to TIP Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

TIP TARGET SELECT EQUITY FUND

                                                              Calendar                              Annualized
TOTAL RETURN*                                               YEAR TO DATE         ONE-YEAR            INCEPTION
PERIOD ENDED SEPTEMBER 30, 2000                                RETURN             RETURN             TO DATE**
----------------------------------------------------------------------------------------------------------------
TIP TARGET SELECT EQUITY FUND                                  21.60%              74.45%              53.50%
Russell 3000 Index                                              1.70               18.19               16.62
S&P 500 Composite Index                                        (1.39)              13.28               16.86
Lipper Multi-Cap Growth Funds Classification                    5.09               11.94               33.55

**Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**The inception date for the TIP Target Select Equity Fund is January 1, 1998.

FUND INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     THE TIP TARGET SELECT EQUITY FUND seeks long-term growth of capital. It invests primarily in U.S. stocks. Each investment firm chosen to manage assets in the fund invests in a maximum of 20 stocks and and as few as 10 stocks that it believes have the greatest return potential. Such a focused stock-selection process permits the firms to act on only the investment ideas that they think are the strongest. In the process, the fund provides two levels of diversification: diversification in total holdings and diversification in investment styles.

TIP TARGET SELECT EQUITY FUND

During the fiscal year ended September 30, 2000, the TIP Target Select
Equity Fund delivered a total return of 74.45%. This compares with a total return of 18.19% for the fund's benchmark, the Russell 3000 Index.
     The fund continues to benefit from its multi-manager approach, which provides strong ideas from distinct segments of the market. Turner Investment Partners focuses on growth stocks, with particular emphasis on technology issues. Among the fund's top technology performers for fiscal 2000 were Applied Micro Circuits, Corning, Genentech, i2 Technologies, MedImmune, and Sun Microsystems.
     Penn Capital Management Company employs a value-style investment approach, seeking companies that combine below-market valuation levels and above-average growth rates. The top performers from their portion of the portfolio included Argosy Gaming, Chesapeake Energy, and Nabors Industries.
     Looking ahead, we see strong potential in both the growth and value areas of the market, particularly for companies that possess exceptional products and services, and exceptional management teams.
     Growth-oriented technology issues appear well positioned to continue their long-term market leadership. But value oriented issues have done exceptionally well during times of overall market weakness, and have seldom been more compelling than in this time of sky-high price earnings ratios. Whatever category is in the lead, we believe that our "best of the best" approach will remain a valid way to pursue both market balance and long-term growth.


[LINE CHART OMITTED]

PLOT POINTS FOLLOWS:

             TIP TARGET                       RUSSELL
           SELECT EQUITY      S&P 500           3000
               FUND            INDEX           INDEX
12/31/97      10,000          10,000           10,000
sep 98        10,350          10,603           10,222
sep 99        18,634          13,550           12,912
sep 00        32,507          15,350           15,261


 Annualized total returns
---------------------------
  PAST             SINCE
 ONE YEAR        INCEPTION
  74.45%          53.50%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the TIP Target Select Equity Fund is January 1, 1998.

SCHEDULE OF INVESTMENTS                                                TIP FUNDS
September 30, 2000

Market
TIP TARGET SELECT                                Value
EQUITY FUND                         Shares       (000)


                                                Market
                                                 Value
                                    Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCKS--98.6%
APPAREL/TEXTILES--0.7%
   Dan River, Cl A*                   7,645     $   33
                                                ------
BROADCASTING, NEWSPAPERS & ADVERTISING--8.0%
   Gilat Satellite Networks Ltd.*       900         69
   Pegasus Communications*            2,305        111
   Sinclair Broadcast Group, Cl A*    3,350         37
   Sirius Satellite Radio*            1,630         86
   XM Satellite Radio Holdings,
     Cl A*                            1,325         57
                                                ------
                                                   360
                                                ------
COMPUTERS & SERVICES--15.4%
   Brocade Communications System*       750        177
   Redback Networks*                  1,020        167
   Sun Microsystems*                  1,360        159
   Veritas Software*                  1,360        193
                                                ------
Total Computers & Services                         696
                                                ------
DRUGS--3.2%
   MedImmune*                         1,840        142
                                                ------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--2.6%
   Celestica*                         1,680        116
                                                ------
FIBER OPTICS--5.7%
   Corning                              410        122
   Sycamore Networks*                 1,250        135
                                                ------
                                                   257
                                                ------
HEALTHCARE--2.6%
   Caremark Rx*                      10,370        117
                                                ------
HOTELS & AMUSEMENT SERVICES--2.3%
   Argosy Gaming*                     4,130         75
   Isle of Capri Casinos*             1,800         28
                                                ------
                                                   103
                                                ------

                                                Market
                                                 Value
                                    Shares       (000)
--------------------------------------------------------------------------------
INTERNET SERVICES--13.7%
   America Online*                    3,630     $  195
   Ariba*                               900        129
   Commerce One*                      1,860        146
   VeriSign*                            720        146
                                                ------
                                                   616
                                                ------
MEDICAL LABS & TESTING SERVICES--2.2%
   Laboratory Corporation of
     America Holdings*                  837        100
                                                ------
MEDICAL PRODUCTS & SERVICES--4.6%
   Genentech*                           770        143
   Kensey Nash*                       4,945         64
                                                ------
                                                   207
                                                ------
NETWORKING PRODUCTS & SERVICES--9.8%
   Cisco Systems*                     4,250        235
   Corvis*                            1,110         68
   Juniper Networks*                    640        140
                                                ------
                                                   443
                                                ------
PETROLEUM/FUEL PRODUCTS & SERVICES--7.5%
   Chesapeake Energy*                 4,250         31
   Grey Wolf*                        18,000        103
   Nabors Industries*                 1,750         92
   Patterson Energy*                  3,275        113
                                                ------
                                                   339
                                                ------
SEMICONDUCTORS/INSTRUMENTS--5.9%
   Applied Micro Circuits*              480         99
   Broadcom, Cl A*                      680        166
                                                ------
                                                   265
                                                ------
SOFTWARE & PROGRAMMING--7.5%
   i2 Technologies*                   1,060        198
   Siebel Systems*                    1,260        140
                                                ------
                                                   338
                                                ------

SCHEDULE OF INVESTMENTS                                                TIP FUNDS
September 30, 2000
                                   Shares/      MARKET
TIP TARGET SELECT                 FACE AMOUNT    VALUE
EQUITYFUND (Concluded)               (000)       (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS--6.9%
   AirGate PCS*                       1,000     $   45
   Microcell Telecommunications*      3,090         90
   Nortel Networks                    2,520        150
   Powertel*                            325         25
                                                ------
                                                   310
                                                ------
TOTAL COMMON STOCKS
   (Cost $3,961)                                 4,442
                                                ------

REPURCHASE AGREEMENT--0.2%
   Morgan Stanley,
     6.300%, dated 09/29/00,
     matures 10/02/00,
     repurchase price $10,339
     (collateralized by
     U.S. Treasury Note,
     par value $10,318,
     9.875%, 11/15/15,
     market value $10,596)           $   10         10
                                                ------
TOTAL REPURCHASE AGREEMENT
   (Cost $10)                                       10
                                                ------
TOTAL INVESTMENTS--98.8%
   (Cost $3,971)                                 4,452
                                                ------
OTHER ASSETS AND LIABILITIES, NET--1.2%             54
                                                ------
                                                $4,506
                                                ======

*NON-INCOME PRODUCING SECURITY
CL -- CLASS
LTD. -- LIMITED
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)                              TIP FUNDS
September 30, 2000
                                                               TIP TARGET SELECT
                                                                  EQUITY FUND
--------------------------------------------------------------------------------
Assets:
   Investment Securities at Value (Cost $3,971) .......................  $ 4,452
   Receivable for Investment Securities Sold...........................      279
   Capital Shares Sold Receivable......................................       10
   Receivable Due from Adviser.........................................       19
   Other Assets........................................................        6
--------------------------------------------------------------------------------
     Total Assets......................................................    4,766
--------------------------------------------------------------------------------
Liabilities:
   Payable for Investment Securities Purchased ........................      240
   Accrued Expenses....................................................       20
--------------------------------------------------------------------------------
     Total liabilities ................................................      260
--------------------------------------------------------------------------------
Net Assets:
   Portfolio capital (unlimited authorization-no par value) based on
     206,290 outstanding shares of beneficial interest ................    3,013
   Accumulated Net Realized Gain on Investments........................    1,012
   Net Unrealized Appreciation on Investments..........................      481
--------------------------------------------------------------------------------
     Total Net Assets .................................................  $ 4,506
================================================================================
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share ..............  $ 21.84
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                          TIP FUNDS
For the Year Ended September 30, 2000
                                                               TIP TARGET SELECT
                                                                  EQUITY FUND
--------------------------------------------------------------------------------
Investment Income:
   Dividends ....................................................... $   21
   Interest ........................................................     5
--------------------------------------------------------------------------------
     Total Investment Income........................................    26
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................................    37
   Investment Advisory Fee Waiver ..................................   (37)
   Administrator Fees ..............................................    65
   Transfer Agent Fees .............................................    33
   Professional Fees ...............................................    22
   Amortization of Deferred Organizational Costs ...................    16
   Custodian Fees ..................................................    14
   Registration Fees ...............................................    11
   Printing Fees ...................................................    10
   Trustee Fees ....................................................     3
   Insurance and Other Fees ........................................    --
--------------------------------------------------------------------------------
     Total Expenses ................................................   174
   Less: Reimbursement by Adviser...................................  (113)
            Directed Brokerage......................................   (16)
--------------------------------------------------------------------------------
     Net Expenses ..................................................    45
--------------------------------------------------------------------------------
        Net Investment Loss ........................................   (19)
--------------------------------------------------------------------------------
   Net Realized Gain From Securities Sold .......................... 1,089
   Net Unrealized Appreciation on Investments.......................   425
--------------------------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments ................. 1,514
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations ............$1,495
--------------------------------------------------------------------------------
Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                               TIP FUNDS
For the Years Ended September 30,


                                                                                          TIP TARGET
                                                                                      SELECT EQUITY FUND
                                                                             ----------------------------------
                                                                                     2000            1999
--------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss ................................................              $ (19)        $    (7)
   Net Realized Gain From Securities Sold ............................               1,089             603
   Net Unrealized Appreciation on Investments.........................                 425             158
--------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations ............               1,495             754
--------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Realized Capital Gains ............................................                (640)            (83)
--------------------------------------------------------------------------------------------------------------------
     Total Distributions...............................................               (640)            (83)
Capital Share Transactions:
   Proceeds from Shares Issued .......................................               2,749             473
   Proceeds from Shares Issued in Lieu of Cash Distributions .........                 624              83
   Cost of Shares Redeemed ...........................................              (1,561)           (354)
--------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Capital Share Transactions ..........               1,812             202
--------------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets ....................................               2,667             873
--------------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Year ...............................................               1,839             966
--------------------------------------------------------------------------------------------------------------------
     End of Year (1) .................................................              $4,506          $1,839
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Shares Issued and Redeemed:
   Issued ............................................................                 135              33
   Issued in Lieu of Cash Distributions ..............................                  39               8
   Redeemed ..........................................................                 (75)            (27)
--------------------------------------------------------------------------------------------------------------------
   Net Increase in Capital Shares .....................................                 99              14
--------------------------------------------------------------------------------------------------------------------

(1) Includes undistributed net investment loss and/or distributions in excess of net investment income (000) of $0 and $(3) as of September 30, 2000 and September 30, 1999, respectively.


    The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS                                                                                            TIP FUNDS
For a Share Outstanding Throughout Each Period






           Net                                                                        Net                         Net
          Asset                  Realized and      Distributions   Distributions     Asset                      Assets
          Value          Net      Unrealized         from Net          from          Value                        End
        Beginning    Investment     Gains on        Investment        Capital         End         Total        of Period
        of Period       Loss      Investments         Income           Gains       of Period      Return+        (000)
        ----------   ----------  ------------      -------------   -------------   ---------      -------      ---------
-----------------------------
TIP Target Select Equity Fund
-----------------------------
2000    $17.17       $(0.06)       $10.74               --           $(6.01)        $21.84         74.45%       $4,506
1999     10.34        (0.07)         7.80               --            (0.90)         17.17         80.04         1,839
1998(1)  10.00        --             0.35           $(0.01)              --          10.34          3.50           966



                                                                                         Ratio of Net
                                                                                          Investment
                             Ratio of Net            Ratio of                               Income
                               Expenses              Expenses        Ratio of Net          (Loss) to
                              to Average            to Average        Investment            Average
         Ratio of Net         Net Assets            Net Assets          Income            Net Assets
           Expenses          (Inclusive of          (Excluding          (Loss)            (Excluding        Portfolio
          to Average          Waivers and           Waivers and       to Average          Waivers and       Turnover
          Net Assets*       Reimbursements)       Reimbursements)     Net Assets        Reimbursements)       Rate
         ------------       ---------------       ---------------     -----------       ---------------     ---------
-----------------------------
TIP Target Select Equity Fund
-----------------------------
2000        1.30%               1.77%                  6.06%           (1.02)%              (5.31)%        1,081.55%
1999        1.30                1.30                  10.19            (0.56)               (9.45)         1,279.40
1998(1)     1.30                1.30                  18.76             0.02               (17.44)           803.02

   *Inclusive of directed brokerage arrangements, waivers, and reimbursements.
   +Returns are for the period indicated and have not been annualized.
(1) Commenced operations on January 1, 1998. All ratios for the period have been annualized.

 Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                          TIP FUNDS
September 30, 2000

1.  ORGANIZATION:
TIP FUNDS (the "Trust") a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 19 portfolios. The financial statements included herein are for the TIP Target Select Equity Fund (the "Target Select Equity Fund") (the "Fund"). The financial statements of the remaining portfolios are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies. The Fund is non-diversified, and may therefore be invested in equity securities of a limited number of issuers.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.
     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.
     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.
     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.
     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds on the basis of relative daily net assets.

NOTES TO FINANCIAL STATEMENTS (Continued)                              TIP FUNDS
September 30, 2000

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to Shareholders on a quarterly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually. Distributions from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the TIP Target Select Equity Fund reclassified $21,419 from accumulated net realized gain on investments to undistributed net investment income during the fiscal year ended September 30, 2000. Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3. ORGANIZATION COSTS AND TRANSACTIONS
   WITH AFFILIATES:
Organization costs have been capitalized by the Fund and are being amortized over a period of sixty months. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING,
    AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee of 0.09% of the average daily net assets of the Trust up to $250 million, 0.07% on the next $250 million, 0.06% on the next $250 million, 0.05% on the next $1.25 billion, and 0.04% of such assets in excess on $2 billion. There is a minimum annual fee of $65,000 per Fund payable to the Administrator for services rendered to the Fund under the Administration Agreement. The Administrator may, at its sole discretion waive all or a portion of its fees.

The Tip Target Select Equity Fund had directed certain portfolio trades to brokers who paid a portion of its expenses. For the year ended September 30, 2000, the Fund's expenses were reduced by $16,378 under this arrangement.

DST Systems, Inc., (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

NOTES TO FINANCIAL STATEMENTS (Concluded)                              TIP FUNDS
September 30, 2000

The Trust and the Distributor are parties to a Distribution Agreement dated April 28, 1996. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AGREEMENT:
The Trust and Turner Investment Partners, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated April 30, 1996, under which the Adviser receives an annual fee equal to 1.05% of the average daily net assets of the Target Select Equity Fund. The Fund currently has two Sub-Advisers -- Clover Capital Management, Inc., and Penn Capital Management, Inc. (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). Each Sub-Adviser manages a portion of the Fund's assets, which allocation is determined by the Trustees upon the recommendation of the Adviser. As of September 30, 2000, Clover Capital Management did not manage any assets of the Fund. On February 22, 2000, Chartwell Investment Partners resigned as a sub-adviser to the Fund. For its services, each of the Sub-Advisers is entitled to receive a fee from Turner Investment Partners, which is calculated daily and paid monthly, at an annual rate of .80% of the average daily net assets of the Fund allocated to them. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses of the Target Select Equity Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.30%. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.


6.  INVESTMENT TRANSACTIONS:
The total cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended September 30, 2000, are as follows (000):
                                         TIP TARGET
                                     SELECT EQUITY FUND
                                     ------------------
Purchases .........................      $38,119
Sales .............................       36,975
At September 30, 2000, the total cost of securities and net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at September 30, 2000, is as follows (000):
                                                  TIP Target
                                              Select Equity Fund
                                              ------------------
Aggregate gross unrealized appreciation              $698
Aggregate gross unrealized depreciation              (217)
                                                     ----
Net unrealized appreciation .............            $481
                                                     ====

7.  LINE OF CREDIT:
Pursuant to a credit agreement dated May 21, 1997, First Union National Bank provides an uncommitted line of credit to the Turner Funds, Portfolios of the TIP Funds, for short-term or emergency purposes, such as funding shareholder redemptions. These loans are for the respective benefit of and repayable from the respective assets of the Turner Funds. The aggregate principal amount of all borrowings may not exceed 10% of the Turner Funds, net assets and the maximum principal amount

NOTES TO FINANCIAL STATEMENTS (Concluded)                             TIP  FUNDS
September 30, 2000

that the Bank will loan is $10,000,000. Borrowings under the line of credit are charged interest based on the federal funds rate determined at the date of borrowing and are secured by investment securities of the borrowing portfolio. Each Turner Fund is individually, and not jointly, liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the period ended September 30, 2000.


8.  SUBSEQUENT EVENT (UNAUDITED):
On October 19, 2000, the shareholders of the TIP Target Select Equity Fund (the "Portfolio") approved a tax-free reorganization under which all of the assets and liabilities of the Portfolio will be transferred to the Alpha Select Funds Target Select Equity Fund. The results of the voting were as follows:

FOR         120,167       95.50% of          57.95% of
                          shares voted       shares outstanding
AGAINST       1,814       1.44% of           0.87% of
                          shares voted       shares outstanding
ABSTAIN       3,847       3.05% of           1.85% of
                          shares voted       shares outstanding

                         REPORT OF INDEPENDENT AUDITORS



To the Shareholders and Board of Trustees
TIP Funds -- TIP Target Select Equity Fund

We have audited the accompanying statement of assets and liabilities of the TIP Funds -- TIP Target Select Equity Fund (the "Fund"), including the schedule of investments, as of September 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TIP Funds - TIP Target Select Equity Fund at September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



Philadelphia, Pennsylvania                                  /s/ERNST & YOUNG LLP

November 10, 2000

                             NOTICE TO SHAREHOLDERS
                                       OF
                            TIP TARGET SELECT FUNDS
                                  (UNAUDITED)

For shareholders that do not have a September 30, 2000 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2000, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2000, each portfolio is designating the following items with regard to distributions paid during the year.


                                                        LONG TERM
                                                       (20% RATE)             ORDINARY
                                                      CAPITAL GAIN             INCOME           TAX EXEMPT
             PORTFOLIO                                DISTRIBUTIONS         DISTRIBUTIONS        INTEREST
             ---------                                -------------         -------------       ----------
TIP Target Select Equity Fund ....................       3.31%                96.69%              0.00%

                                                          TOTAL              QUALIFYING
             PORTFOLIO                                DISTRIBUTIONS         DIVIDENDS (1)
             ---------                                -------------         -------------
TIP Target Select Equity Fund ....................     100.00%                 1.27%

-------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributors".

TRUST
TIP Funds
P.O. Box 219805
Kansas City, MO 64121-9805

INVESTMENT ADVISER
Turner Investment Partners, Inc.

SUB-ADVISERS
Clover Capital Management, Inc.
Penn Capital Management Company, Inc.

DISTRIBUTOR
SEI Investments Distribution Co.

ADMINISTRATOR
SEI Investments Mutual Funds Services

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
Ernst & Young LLP



         [TURNER LOGO OMITTED]


   To open an account, receive account information, make inquiries, or request literature:
   1-800-224-6312


THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE
TIP TARGET SELECT EQUITY FUND. IT MAY BE DISTRIB-
UTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A
PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION.


TIP-F-007-03